RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Interest income from a related party	$ 384	$ 88	$ 56
Loans assumed by a director	0	0	671
Directors’ remuneration	155	150	113
Directors’ fees of the subsidiary	117	125	135
Directors’ fees of the Company	54	9	0
Related party remuneration	139	138	111
Rental expense paid to a related party	40	40	39
Interest paid to a related party	110	75	0
Loan from related parties	453	1,096	0
Sales with a related party	$ 5,256	$ 1,785	$ 0